UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

4TH FLOOR

BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

    (Name and Address of Agent for Service)

    Nancy Conlin

    Vice President and Counsel

    State Street Bank and Trust Company

    Securities Finance Division- Floor 4

    1 Lincoln Street

    Boston, Massachusetts 02111-2900

Copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code: (617)- 662-3966

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1.         Schedule of Investments.

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments

March 31, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 8.1%
P-1, A-1	Charta Corp. (a)	0.294%	05/01/2012	05/01/2012	$200,000,000	$199,953,278
P-1, A-1	CRC Funding LLC (a)	0.294%	05/04/2012	05/04/2012	100,000,000	99,974,222
P-1, A-1	Gemini Securitization Corp. LLC (b)	0.365%	05/31/2012	05/31/2012	100,000,000	99,941,000
P-1, A-1+	Kells Funding LLC (a)	0.457%	04/05/2012	04/05/2012	100,000,000	99,996,250
P-1, A-1+	Kells Funding LLC (a)	0.497%	05/03/2012	05/03/2012	75,000,000	74,968,354
P-1, A-1+	Kells Funding LLC (a)	0.457%	05/07/2012	05/07/2012	100,000,000	99,956,250
P-1, A-1+	Kells Funding LLC (a)	0.426%	05/21/2012	05/21/2012	79,000,000	78,954,838
P-1, A-1+	Kells Funding LLC (a)	0.406%	05/25/2012	05/25/2012	98,000,000	97,942,289
P-1, A-1+	Kells Funding LLC (a)	0.406%	05/29/2012	05/29/2012	149,000,000	148,905,633
P-1, A-1+	Kells Funding LLC (a)	0.365%	05/30/2012	05/30/2012	300,000,000	299,826,000
P-1, A-1	Newport Funding Corp. (b)	0.375%	05/31/2012	05/31/2012	50,000,000	49,969,681
P-1, A-1+	Solitaire Funding LLC (b)	0.528%	04/10/2012	04/10/2012	224,000,000	223,974,116
P-1, A-1+	Solitaire Funding LLC (b)	0.386%	06/06/2012	06/06/2012	45,000,000	44,969,125
P-1, A-1+	Solitaire Funding LLC (b)	0.386%	06/08/2012	06/08/2012	55,000,000	54,961,103

TOTAL ASSET BACKED COMMERCIAL PAPER						1,674,292,139

	FINANCIAL COMPANY COMMERCIAL PAPER — 8.4%
P-1, A-1+	BNP Paribas	0.355%	05/02/2012	05/02/2012	33,000,000	32,990,375
P-1, A-1+	Caisse D’Amortissement de la Dette Sociale	0.300%	05/14/2012	05/14/2012	90,000,000	89,968,500
P-1, A-1+	Commonwealth Bank of Australia (b)(c)	0.323%	04/10/2012	09/06/2012	65,000,000	65,000,000
P-1, A-1+	Commonwealth Bank of Australia (b)(c)	0.323%	04/10/2012	09/10/2012	65,000,000	65,000,000
P-1, A-1	DnB Bank ASA (b)(c)	0.621%	04/30/2012	07/31/2012	137,000,000	137,000,000
P-1, A-1	DnB Bank ASA (c)	0.538%	06/25/2012	09/24/2012	280,000,000	280,000,000
P-1, A-1+	General Electric Capital Corp.	0.264%	04/23/2012	04/23/2012	25,000,000	24,996,208
P-1, A-1+	General Electric Capital Corp.	0.244%	07/10/2012	07/10/2012	104,000,000	103,931,360
P-1, A-1+	General Electric Capital Corp.	0.244%	07/25/2012	07/25/2012	75,000,000	74,943,000
P-1, A-1+	HSBC Bank PLC (b)(c)	0.354%	04/02/2012	08/02/2012	70,000,000	70,000,000
P-1, A-1+	Nordea Bank AB	0.345%	07/02/2012	07/02/2012	135,000,000	134,882,269
P-1, A-1+	NRW Bank (b)	0.355%	04/25/2012	04/25/2012	400,000,000	399,910,555
P-1, A-1	Sumitomo Mitsui Banking Corp. (b)	0.172%	04/05/2012	04/05/2012	200,000,000	199,997,167
P-1, A-1+	Toyota Motor Credit Corp.	0.325%	04/05/2012	04/05/2012	20,300,000	20,299,459
P-1, A-1+	Toyota Motor Credit Corp.	0.335%	04/12/2012	04/12/2012	20,300,000	20,298,139

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,719,217,032

	CERTIFICATES OF DEPOSIT — 51.9%
P-1, A-1	Bank of Montreal	0.150%	04/17/2012	04/17/2012	168,000,000	168,000,000
P-1, A-1	Bank of Montreal (c)	0.633%	04/10/2012	12/05/2012	75,000,000	75,000,000
P-1, A-1+	Bank of Nova Scotia	0.280%	04/04/2012	04/04/2012	90,000,000	90,000,000
P-1, A-1+	Bank of Nova Scotia	0.270%	04/05/2012	04/05/2012	200,000,000	200,000,000
P-1, A-1+	Bank of Nova Scotia (c)	0.311%	05/03/2012	10/03/2012	160,000,000	160,000,000
P-1, A-1+	Bank of Nova Scotia (c)	0.312%	04/19/2012	09/19/2012	160,000,000	160,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.180%	04/13/2012	04/13/2012	500,000,000	500,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.170%	04/25/2012	04/25/2012	400,000,000	400,000,000
P-1, A-1	Barclays Bank	0.520%	05/04/2012	05/04/2012	375,000,000	375,000,000
P-1, A-1	Barclays Bank	0.490%	05/21/2012	05/21/2012	250,000,000	250,000,000
P-1, A-1	Barclays Bank	0.400%	05/31/2012	05/31/2012	100,000,000	100,000,000
P-1, A-1	Barclays Bank	0.460%	07/24/2012	07/24/2012	150,000,000	150,000,000
P-1, A-1	Barclays Bank (c)	0.782%	04/23/2012	08/21/2012	50,000,000	50,000,000
P-1, A-1+	BNP Paribas	0.270%	04/03/2012	04/03/2012	33,000,000	33,000,000
P-1, A-1+	BNP Paribas	0.310%	04/13/2012	04/13/2012	49,000,000	49,000,000
P-1, A-1	Credit Suisse	0.400%	04/12/2012	04/12/2012	100,000,000	100,000,000
P-1, A-1	Credit Suisse	0.400%	04/13/2012	04/13/2012	100,000,000	100,000,000
P-1, A-1	Credit Suisse	0.320%	06/28/2012	06/28/2012	150,000,000	150,000,000

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments – (continued)

March 31, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT (continued)
P-1, A-1	Credit Suisse (c)	0.443%	04/05/2012	12/05/2012	$129,000,000	$129,000,000
P-1, A-1	Deutsche Bank AG	0.443%	04/03/2012	04/03/2012	400,000,000	400,000,000
P-1, A-1	Deutsche Bank AG	0.370%	05/24/2012	05/24/2012	400,000,000	400,000,000
P-1, A-1	ING Bank NV	0.510%	06/01/2012	06/01/2012	200,000,000	200,000,000
P-1, A-1	ING Bank NV	0.480%	06/14/2012	06/14/2012	450,000,000	450,000,000
P-1, A-1	ING Bank NV	0.520%	06/14/2012	06/14/2012	325,000,000	325,000,000
P-1, A-1	Lloyds TSB Bank	0.240%	05/04/2012	05/04/2012	200,000,000	200,000,000
P-1, A-1	Lloyds TSB Bank	0.300%	05/11/2012	05/11/2012	350,000,000	350,000,000
P-1, A-1	Lloyds TSB Bank	0.310%	05/14/2012	05/14/2012	350,000,000	350,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.323%	04/03/2012	04/26/2012	198,000,000	198,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.323%	04/10/2012	06/06/2012	200,000,000	200,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.323%	04/10/2012	06/07/2012	150,000,000	150,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.373%	04/03/2012	08/03/2012	200,000,000	200,000,000
P-1, A-1	National Bank of Canada (c)	0.361%	04/27/2012	07/25/2012	45,000,000	45,000,000
P-1, A-1+	Nordea Bank AB	0.420%	04/09/2012	04/09/2012	150,000,000	150,000,000
P-1, A-1+	Nordea Bank AB	0.390%	04/11/2012	04/11/2012	350,000,000	350,000,000
P-1, A-1+	Rabobank Nederland NV	0.344%	04/02/2012	04/02/2012	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV	0.520%	04/03/2012	04/03/2012	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.312%	04/26/2012	04/26/2012	250,000,000	250,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.302%	04/16/2012	05/14/2012	81,000,000	81,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.312%	04/16/2012	05/14/2012	81,000,000	81,000,000
P-1, A-1+	Rabobank Nederland NV	0.400%	06/18/2012	06/18/2012	200,000,000	200,000,000
P-1, A-1	Royal Bank of Scotland	0.460%	04/16/2012	04/16/2012	137,000,000	137,000,000
P-1, A-1	Royal Bank of Scotland	0.500%	04/23/2012	04/23/2012	136,000,000	136,000,000
P-1, A-1	Royal Bank of Scotland	0.520%	05/01/2012	05/01/2012	136,000,000	136,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.400%	05/16/2012	05/16/2012	315,000,000	315,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.400%	05/21/2012	05/21/2012	235,000,000	235,000,000
P-1, A-1+	Standard Chartered Bank	0.540%	04/19/2012	04/19/2012	205,000,000	205,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.170%	04/09/2012	04/09/2012	200,000,000	200,000,000
P-1, A-1	Sumitomo Trust & Banking Co., Ltd.	0.250%	04/23/2012	04/23/2012	135,000,000	135,006,296
P-1, A-1	Swedbank AB	0.500%	05/07/2012	05/07/2012	205,000,000	205,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.542%	05/02/2012	02/04/2013	41,000,000	41,000,000
P-1, A-1	UBS AG (c)	0.741%	04/27/2012	07/27/2012	400,000,000	400,000,000
P-1, A-1	UBS AG (c)	0.811%	04/30/2012	07/30/2012	375,000,000	375,000,000

TOTAL CERTIFICATES OF DEPOSIT						10,689,006,296

OTHER NOTES — 7.3%
P-1, A-1+	Arkle Master Issuer PLC (a)(c)	0.372%	04/17/2012	08/17/2012	226,000,000	226,000,000
P-1, A-1+	Arkle Master Issuer PLC (a)(c)	0.442%	04/17/2012	02/17/2013	142,000,000	142,000,000
P-1, A-1	Bank of America NA	0.220%	04/19/2012	04/19/2012	147,000,000	147,000,000
P-1, A-1	Bank of America NA	0.480%	05/08/2012	05/08/2012	400,000,000	400,000,000
P-1, A-1	DnB Bank ASA	0.050%	03/30/2012	04/02/2012	68,906,000	68,906,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.663%	05/18/2012	11/16/2012	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.595%	05/16/2012	05/16/2012	250,000,000	250,000,000

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments – (continued)

March 31, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	OTHER NOTES (continued)
P-1, A-1	Target Corp. (c)	0.610%	04/11/2012	01/11/2013	$63,000,000	$63,000,000

TOTAL OTHER NOTES						1,496,906,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 17.7%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 2.500% - 8.000% due 03/01/2017 - 12/01/2048 valued at $178,500,000); proceeds $175,002,917	0.150%	04/03/2012	04/03/2012	175,000,000	175,000,000
NR, A-1	Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 0.625% - 1.000% due 12/20/2013 - 10/13/2026 valued at $51,000,686); proceeds $50,000,500	0.120%	04/02/2012	04/02/2012	50,000,000	50,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC Bank Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 12/01/2026 - 05/01/2041 valued at $204,000,032); proceeds $200,003,333	0.150%	04/03/2012	04/03/2012	200,000,000	200,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 4.000% due 01/01/2041 - 02/01/2041 valued at $51,079,658); proceeds $50,000,972	0.140%	04/04/2012	04/04/2012	50,000,000	50,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 4.000% - 7.500% due 08/01/2025 - 02/01/2042 valued at $153,401,433); proceeds $150,002,667	0.160%	04/03/2012	04/03/2012	150,000,000	150,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 3.000% - 5.500% due 09/01/2018 - 04/01/2042 valued at $357,000,001); proceeds $350,005,833	0.200%	04/02/2012	04/02/2012	350,000,000	350,000,000

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments – (continued)

March 31, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 09/01/2026 - 11/01/2041 valued at $153,000,001); proceeds $150,003,333	0.200%	04/03/2012	04/03/2012	$150,000,000	$150,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 3.500% - 6.000% due 12/01/2018 - 04/01/2042 valued at $408,000,000); proceeds $400,013,333	0.200%	04/05/2012	04/05/2012	400,000,000	400,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 3.500% - 6.500% due 06/01/2024 - 04/01/2042 valued at $255,000,000); proceeds $250,006,944	0.200%	04/04/2012	04/04/2012	250,000,000	250,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri- Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 3.000% - 6.500% due 06/01/2023 - 02/01/2043 valued at $1,009,800,002); proceeds $990,013,200	0.160%	04/02/2012	04/02/2012	990,000,000	990,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri- Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 0.542% - 5.500% due 02/01/2021 -11/01/2041 valued at $255,000,000); proceeds $250,003,750	0.180%	04/02/2012	04/02/2012	250,000,000	250,000,000

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments – (continued)

March 31, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 4.000% -5.000% due 05/01/2040 - 02/01/2042 valued at $647,700,001); proceeds $635,006,350	0.120%	04/02/2012	04/02/2012	$635,000,000	$635,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						3,650,000,000

	TREASURY REPURCHASE AGREEMENTS — 5.2%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by U.S. Treasury Strips, 2.375% - 3.625% due 01/15/2025 - 04/15/2028 valued at $216,240,079); proceeds $212,000,883	0.050%	04/02/2012	04/02/2012	212,000,000	212,000,000
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 3.000% due 07/15/2012 valued at $51,000,104); proceeds $50,000,333	0.080%	04/02/2012	04/02/2012	50,000,000	50,000,000
NR, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by U.S. Treasury Strips, 0.375% - 0.875% due 03/15/2015 - 11/30/2016 valued at $214,200,068); proceeds $210,002,800	0.160%	04/02/2012	04/02/2012	210,000,000	210,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 4.250% due 11/15/2013 valued at $105,060,000); proceeds $103,000,429	0.050%	04/02/2012	04/02/2012	103,000,000	103,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri- Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 0.250% due 09/15/2014 valued at $255,000,093); proceeds $250,000,625	0.030%	04/02/2012	04/02/2012	250,000,000	250,000,000

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments – (continued)

March 31, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

	TREASURY REPURCHASE AGREEMENTS (continued)
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 0.875% due 11/30/2016 valued at $153,000,055); proceeds $150,001,500	0.120%	04/02/2012	04/02/2012	$150,000,000	$ 150,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 1.750% due 01/31/2014 valued at $102,000,051); proceeds $100,000,417	0.050%	04/02/2012	04/02/2012	100,000,000	100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						1,075,000,000

	OTHER REPURCHASE AGREEMENTS — 2.2%
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC Bank Securities, Inc., (d) (Tri-Party), dated 03/30/2012 (collateralized by 23 domestic and foreign equity securities valued at ($486,017,011); proceeds $450,009,375	0.250%	04/02/2012	04/02/2012	450,000,000	450,000,000

TOTAL INVESTMENTS (e)(f)† — 100.8%						20,754,421,467
Liabilities in Excess of Assets — (0.8)%						(155,407,761)

NET ASSETS — 100.0%						$20,599,013,706

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.80% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.85% of net assets as of March 31, 2012.

(c) Floating Rate Note- Interest Rate shown is rate in effect at March 31, 2012.

(d) Open maturity repurchase agreement originally dated December 20, 2011 – maturity date reflects the next reset date.

(e) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(f) Also represents the cost for federal tax purposes.

† Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

* Moody’s rating, Standard & Poor’s rating.

**For Commercial Paper categories rate shown is the discount rate at time of purchase.

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments – (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$20,754,421,467
Level 3 – Significant Unobservable Inputs	-
Total	$20,754,421,467

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

There were no transfers between levels for the period ended March 31, 2012.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

Schedule of Investments

March 31, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 77.1%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 0.220% - 1.000% due 09/17/2012 - 11/04/2026 valued at $255,000,719); proceeds $250,001,667	0.080%	04/02/2012	04/02/2012	$250,000,000	$250,000,000
NR, A-1	Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 3.000% - 6.000% due 01/01/2021 - 03/01/2042 valued at $357,000,001); proceeds $350,004,375	0.150%	04/02/2012	04/02/2012	350,000,000	350,000,000
NR, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co., (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 3.000% - 7.000% due 02/01/2026 - 03/01/2042 valued at $357,003,266); proceeds $350,004,375	0.150%	04/02/2012	04/02/2012	350,000,000	350,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 2.500% - 8.000% due 04/01/2013 - 09/01/2051 valued at $336,604,260); proceeds $330,004,675	0.170%	04/02/2012	04/02/2012	330,000,000	330,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri- Party), dated 03/30/2012 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 03/01/2036 - 03/01/2042 valued at $408,000,000); proceeds $400,005,333	0.160%	04/02/2012	04/02/2012	400,000,000	400,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,680,000,000

	TREASURY REPURCHASE AGREEMENTS — 22.9%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 1.875% due 07/15/2013 valued at $102,000,078); proceeds $100,000,667	0.080%	04/02/2012	04/02/2012	100,000,000	100,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

Schedule of Investments – (continued)

March 31, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	TREASURY REPURCHASE AGREEMENTS (continued)
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 3.000% due 07/15/2012 valued at $375,368); proceeds $368,004	0.120%	04/02/2012	04/02/2012	$368,000	$ 368,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 03/30/2012 (collateralized by various U.S. Treasury Notes, 0.250% - 2.625% due 01/31/2014 - 08/15/2020 valued at $257,043,103); proceeds $252,001,680	0.080%	04/02/2012	04/02/2012	252,000,000	252,000,000
NR, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Note, 2.375% due 02/28/2015 valued at $150,961,008); proceeds $148,000,740	0.060%	04/02/2012	04/02/2012	148,000,000	148,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						500,368,000

TOTAL INVESTMENTS (a)(b)† — 100.0%						2,180,368,000
Liabilities in Excess of Assets —(0.00)% (c)						(70,524)

NET ASSETS — 100.0%						$ 2,180,297,476

(a) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(b) Also represents the cost for federal tax purposes.

(c) Amount represents less than 0.05% of net assets.

† Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

* Moody’s rating, Standard & Poor’s rating.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

Schedule of Investments – (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value:

	$2,180,368,000000000,	$2,180,368,000000000,
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$2,180,368,000
Level 3 – Significant Unobservable Inputs	-
Total	$2,180,368,000

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

There were no transfers between levels for the period ended March 31, 2012.

Item 2.        Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ James E. Ross
James E. Ross
President

Date:	May 21, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President
(Principal Executive Officer)

Date:	May 21, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	May 21, 2012